SUBSEQUENT EVENTS (Details Narrative) - USD ($)							9 Months Ended		12 Months Ended
	Feb. 01, 2018	Aug. 10, 2017	Jun. 26, 2017	Jun. 22, 2017	Jun. 18, 2017	Jan. 24, 2017	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Dec. 20, 2017
Advances from related party							$ 295,000
Number of shares issued						30,000	161,250,000		83,000,000	80,000,000	80,000,000
Proceeds from common stock						$ 3,000,000		$ 30,000	$ 30,000
Advances from non-related parties							$ 295,000			$ 4,774	$ 1,550
Loan Agreement [Member]
Advances from non-related parties							$ 54,716
Securities Purchase Agreement [Member] | Bellridge Capital L.P. [Member]
Advances from related party												$ 295,000
Business Development Consultant Agreement [Member]
Number of shares issued (in shares)	2,000,000
Subsequent Event [Member]
Number of shares issued (in shares)			1,400,000
Proceeds from common stock			$ 14,000
Subsequent Event [Member] | Definitive Acquisition Agreement [Member]
Cash payments under agreement					$ 350,000
Subsequent Event [Member] | Definitive Acquisition Agreement [Member] | Portion 1 [Member]
Cash payments under agreement					200,000
Proceeds from private placement					500,000
Subsequent Event [Member] | Definitive Acquisition Agreement [Member] | Portion 2 [Member]
Cash payments under agreement					150,000
Proceeds from private placement					$ 1,000,000
Subsequent Event [Member] | Definitive Acquisition Agreement [Member] | Restricted Stock [Member]
Number of shares issued (in shares)					10,000,000
Subsequent Event [Member] | Loan Agreement [Member] | CAD [Member]
Number of shares issued (in shares)				5,000,000
Proceeds from common stock				$ 100,000
Advances from non-related parties		$ 435,000		$ 450,000
Purchase price (in dollars per share)				$ 0.02